Condensed Consolidated Statements of Shareholders' Equity (unaudited) - USD ($) $ in Thousands	Total	Ordinary Shares	Deferred Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit
Beginning balance at Dec. 31, 2021	$ 289,528	$ 54	$ 128	$ 401,821	$ 6,636	$ (119,111)
Beginning balance, shares at Dec. 31, 2021		40,603,489	1
Issuance of ordinary shares, shares		150,738
Share-based compensation expense	1,959			1,959
Unrealized gain/(loss) on foreign currency translation	(7,677)				(7,677)
Net loss	(17,355)					(17,355)
Ending balance at Mar. 31, 2022	266,455	$ 54	$ 128	403,780	(1,041)	(136,466)
Ending balance, shares at Mar. 31, 2022		40,754,227	1
Beginning balance at Dec. 31, 2021	289,528	$ 54	$ 128	401,821	6,636	(119,111)
Beginning balance, shares at Dec. 31, 2021		40,603,489	1
Net loss	(34,644)
Ending balance at Jun. 30, 2022	231,588	$ 54	$ 128	405,504	(20,343)	(153,755)
Ending balance, shares at Jun. 30, 2022		40,774,014	1
Beginning balance at Mar. 31, 2022	266,455	$ 54	$ 128	403,780	(1,041)	(136,466)
Beginning balance, shares at Mar. 31, 2022		40,754,227	1
Issuance of ordinary shares, shares		19,787
Share-based compensation expense	1,724			1,724
Unrealized gain/(loss) on foreign currency translation	(19,302)				(19,302)
Net loss	(17,289)					(17,289)
Ending balance at Jun. 30, 2022	231,588	$ 54	$ 128	405,504	(20,343)	(153,755)
Ending balance, shares at Jun. 30, 2022		40,774,014	1
Beginning balance at Dec. 31, 2022	197,044	$ 54	$ 128	408,844	(21,695)	(190,287)
Beginning balance, shares at Dec. 31, 2022		40,932,727	1
Issuance of ordinary shares	4			4
Issuance of ordinary shares, shares		5,726
Share-based compensation expense	1,652			1,652
Unrealized gain/(loss) on foreign currency translation	3,977				3,977
Net loss	(17,506)					(17,506)
Ending balance at Mar. 31, 2023	185,171	$ 54	$ 128	410,500	(17,718)	(207,793)
Ending balance, shares at Mar. 31, 2023		40,938,453	1
Beginning balance at Dec. 31, 2022	197,044	$ 54	$ 128	408,844	(21,695)	(190,287)
Beginning balance, shares at Dec. 31, 2022		40,932,727	1
Net loss	(34,352)
Ending balance at Jun. 30, 2023	173,843	$ 54	$ 128	412,201	(13,901)	(224,639)
Ending balance, shares at Jun. 30, 2023		40,946,239	1
Beginning balance at Mar. 31, 2023	185,171	$ 54	$ 128	410,500	(17,718)	(207,793)
Beginning balance, shares at Mar. 31, 2023		40,938,453	1
Issuance of ordinary shares, shares		7,786
Share-based compensation expense	1,701			1,701
Unrealized gain/(loss) on foreign currency translation	3,817				3,817
Net loss	(16,846)					(16,846)
Ending balance at Jun. 30, 2023	$ 173,843	$ 54	$ 128	$ 412,201	$ (13,901)	$ (224,639)
Ending balance, shares at Jun. 30, 2023		40,946,239	1